Earnings/(Loss) Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings/(Loss) Per Common Share [Abstract]
Net income and comprehensive income from continuing operations, net of taxes	$ 5,511,535	$ 11,180,943	$ 6,919,958
Net income and comprehensive income from discontinued operations, net of taxes	19,695,969	129,456,050	43,006,425
Net income	25,207,504	140,636,993	49,926,383
Comprehensive income	25,207,504	140,636,993	49,926,383
Dividend on Series A Preferred Shares	(1,423,333)	(1,166,667)	0
Deemed dividend on Series A Preferred Shares	(3,064,409)	(2,429,275)	0
Undistributed earnings to non-vested participating securities	(1,685,830)	(2,805,275)	0
Net income attributable to common shareholders, basic	19,033,932	134,235,776	49,926,383
Undistributed earnings to non-vested participating securities		2,805,275
Undistributed earnings reallocated to non-vested participating securities		(926,641)
Dividend on Series A Preferred Shares	1,423,333	1,166,667	0
Deemed dividend on Series A preferred shares	3,064,409	2,429,275	0
Net income attributable to common shareholders, diluted	$ 19,033,932	$ 139,710,352	$ 49,926,383
Weighted average number of common shares outstanding, basic (in shares)	17,399,772	15,443,485	9,461,009
Effect of dilutive shares (in shares)	0	33,216,240	33,216,240
Weighted average number of common shares outstanding, diluted (in shares)	17,399,772	48,659,725	42,677,249
Earnings/(loss) per common share, basic, continuing operations (in dollars per share)	$ (0.04)	$ 0.31	$ 0.73
Earnings/(loss) per common share, diluted, continuing operations (in dollars per share)	(0.04)	0.21	0.16
Earnings per common share, basic, discontinued operations (in dollars per share)	1.13	8.38	4.55
Earnings per common share, diluted, discontinued operations (in dollars per share)	1.13	2.66	1.01
Earnings per common share, basic, total (in dollars per share)	1.09	8.69	5.28
Earnings per common share, diluted, total (in dollars per share)	$ 1.09	$ 2.87	$ 1.17